Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Plant and Equipment

8.	MINERAL PROPERTY, PLANT AND EQUIPMENT

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2019	$1,320.3	$2,316.5	$239.2	$262.0	$4,138.0
Additions	94.1	95.0	39.7	14.2	243.0
Acquisition of Trillium Mining Corp. (ii)	—	—	—	19.3	19.3
Repurchase of Island Gold royalty (i)	—	54.8	—	—	54.8
Revisions to decommissioning liabilities	—	17.1	—	—	17.1
Disposals	(5.6)	—	—	—	(5.6)
Transfers	121.2	—	(121.2)	—	—
At December 31, 2020	$1,530.0	$2,483.4	$157.7	$295.5	$4,466.6
Additions	105.3	113.7	116.5	23.8	359.3
Repurchase of Island Gold royalty (i)	—	15.7	—	—	15.7
Revisions to decommissioning liabilities (note 10)	—	18.4	11.4	—	29.8
Disposals	(6.0)	—	—	—	(6.0)
At December 31, 2021	$1,629.3	$2,631.2	$285.6	$319.3	$4,865.4

Accumulated amortization and impairment charges
At December 31, 2019	$569.4	$626.4	$—	$8.8	$1,204.6
Amortization	76.5	88.8	—	—	165.3
Disposals	(4.6)	—	—	—	(4.6)
At December 31, 2020	$641.3	$715.2	$—	$8.8	$1,365.3
Amortization	80.7	96.6	—	—	177.3
Disposals	(4.5)	—	—	—	(4.5)
Impairment charge (note 13)	0.3	—	142.4	76.1	218.8
At December 31, 2021	$717.8	$811.8	$142.4	$84.9	$1,756.9

Net carrying value
At December 31, 2020	$888.7	$1,768.2	$157.7	$286.7	$3,101.3
At December 31, 2021	$911.5	$1,819.4	$143.2	$234.4	$3,108.5
The net carrying values by segment (note 16) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$686.8	$833.8	—	—	$1,520.6
Island Gold	115.4	876.4	24.2	—	1,016.0
Mulatos	106.1	109.2	119.0	—	334.3
Corporate and other	3.2	—	—	234.4	237.6
At December 31, 2021	$911.5	$1,819.4	$143.2	$234.4	$3,108.5

Young-Davidson	$684.7	$822.8	—	—	$1,507.5
Island Gold	88.4	818.7	4.9	—	912.0
Mulatos	107.8	126.7	12.0	—	246.5
Kirazlı	0.3	—	140.8	—	141.1
Corporate and other	7.5	—	—	286.7	294.2
At December 31, 2020	$888.7	$1,768.2	$157.7	$286.7	$3,101.3
The carrying value of construction in progress at December 31, 2021 was $175.4 million (December 31, 2020 - $98.7 million). The increase in construction in progress primarily relates to La Yaqui Grande as well as the Phase III expansion at Island Gold.
(i) Repurchase of Island Gold Royalties
In the fourth quarter of 2021, the Company acquired and canceled a net profit interest royalty payable on production from certain claims at the Island Gold mine for consideration of $15.7 million. In the first quarter of 2020, the Company acquired and canceled a 3% net smelter return royalty payable on production from certain claims at the Island Gold mine for consideration of $54.8 million.
(ii) Acquisition of Trillium Mining Corp.
In 2020, the Company acquired all the issued and outstanding common shares of Trillium Mining Corp, for cash consideration of $19.5 million, which owns property adjacent to the Island Gold mine.